Note 6- Income Taxes (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 6- Income Taxes (Details) [Line Items]
Valuation Allowance Percentage	100.00%	100.00%
Domestic Tax Authority [Member]
Note 6- Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 22.3	$ 18.7	$ 13.0
Operating Loss Carryforwards, Expiration Period		beginning in 2022	beginning in 2022
Operating Loss Carryforwards, Valuation Allowance	9.5	$ 8.1	$ 6.0
State and Local Jurisdiction [Member]
Note 6- Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	12.5	$ 12.4	$ 13.6
Operating Loss Carryforwards, Expiration Period		2022 through 2034	2022 through 2033
Operating Loss Carryforwards, Valuation Allowance	$ 0.4	$ 1.0	$ 1.2